Lease liabilities (Tables)	9 Months Ended
Mar. 31, 2024
Lease liabilities [Abstract]
Lease Liabilities
	31 Mar 2024	30 Jun 2023
	$'000	$'000

Current liabilities
Lease liability	205	192

Non-current liabilities
Lease liability	1,512	1,256

Total lease liabilities	1,717	1,448